Groupe P Share Capital (Details) - USD ($)						12 Months Ended
	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020	Mar. 26, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 23, 2020
Equity [Abstract]
Prepaid Expense				$ 150,000		$ 1,477,000	$ 421,000		$ 150,000
Grants in Period					100,000
Shares, Issued	225,000	150,000	200,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				50,000		0	130,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 2.52		$ 565.76
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				6 months			18 months
Shares Issued, Value	$ 725,000	$ 360,000	$ 504,000			$ 17,731,000	$ 2,034,000	$ 764,000